DRYDEN MUNICIPAL SERIES FUND

Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

October 31, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:          Dryden Municipal Series Fund

1933 Act File No.: 2-91216

1940 Act File No.: 811-4023

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on October 28, 2005.

If you have any questions concerning this filing, please contact Jonathan D. Shain at (973) 802-6469.

Very truly yours,

/s/ Jonathan D. Shain
Jonathan D. Shain